INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2015 USD ($) shares	Jun. 30, 2015 ₪ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 ₪ / shares
Allowance for doubtful accounts receivable (in dollars) | $	$ 2,737		$ 2,437
Ordinary shares, par value (in NIS per share) | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	100,000,000		100,000,000
Ordinary shares, shares issued	54,929,810		54,785,756
Ordinary shares, shares outstanding	40,036,128		42,380,158
Treasury stock, shares	14,893,682		12,405,598